[LETTERHEAD]
January 22, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Transamerica Series Trust (the “Registrant”) 1933 Act File No.: 033-00507 1940 Act File No.: 811-04419
Ladies and Gentlemen:
     On behalf of the Registrant, we are hereby filing a combined information statement/proxy statement and registration statement on Form N-14, with exhibits (the “Registration Statement”). The Registration Statement relates to a proposed Agreement and Plan of Reorganization whereby all of the assets of certain series of the Registrant (each a “Target Fund”) will be transferred in various tax-free reorganizations to the corresponding series of the Registrant (each a “Destination Fund”), in exchange for shares of the Destination Fund. The table in the attached Appendix A indicates which Target Fund corresponds to which Destination Fund.
     The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on February 22, 2010 pursuant to Rule 488.
     Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Sincerely,
/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary

Appendix A

Target Fund	Destination Fund
Transamerica Science & Technology VP	Transamerica Diversified Equity VP*
Transamerica Munder Net50 VP

Transamerica Value Balanced VP	Transamerica Balanced VP

Transamerica American Century Large Company VP	Transamerica BlackRock Large Cap Value VP
Transamerica T. Rowe Price Equity Income VP

Transamerica Marsico Growth VP	Transamerica Jennison Growth VP
Transamerica T. Rowe Price Growth Stock VP

*	As of the date of this Information Statement/Proxy Statement/Prospectus, the Portfolio’s name is Transamerica Templeton Global VP. The Portfolio’s name, investment objective and principal investment strategies and policies, and sub-adviser will be changed on or about May 1, 2010. The Portfolio will be renamed Transamerica Diversified Equity VP.